SHARE CAPITAL (Details 4)	12 Months Ended
	Dec. 31, 2019 CAD ($) shares yr $ / shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, outstanding	46,927,500	48,265,000	30,608,000
Weighted average exercise price, outstanding | $	$ 0.57
Weighted average remaining life, outstanding	2.79
Number of options, exercisable	40,361,875
Weighted average exercise price, exercisable | $ / shares	$ 0.59
Weighted average remaining life, exercisable | yr	2.59
Warrant 1
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$0.01-0.50
Number of options, outstanding	24,442,500
Weighted average exercise price, outstanding | $	$ 0.4
Weighted average remaining life, outstanding	3.39
Number of options, exercisable	17,876,875
Weighted average exercise price, exercisable | $ / shares	$ 0.39
Weighted average remaining life, exercisable | yr	3.15
Warrant 2
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$0.51-1.00
Number of options, outstanding	22,485,000
Weighted average exercise price, outstanding | $	$ 0.75
Weighted average remaining life, outstanding	2.14
Number of options, exercisable	224,855,000
Weighted average exercise price, exercisable | $ / shares	$ 0.75
Weighted average remaining life, exercisable | yr	2.14